STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

 March 18, 2016
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
 Attention:  Patrick Scott
Re:	BNY Mellon Funds Trust
(Registration Nos: 333-34844 and 811-09903)

Ladies and Gentlemen:
On behalf of BNY Mellon Income Stock Fund (the "Fund"), a series of the above-referenced registrant (the "Trust"), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 58 ("Amendment No. 58") to the Trust's Registration Statement on Form N-1A (the "Registration Statement"), which is being filed in order to add four new classes of shares to the Fund—Class A, Class C, Class I and Class Y.
The Fund's Class A, Class C, Class I and Class Y shares are described below, and will conform in all material respects to the corresponding classes of shares of funds in the Dreyfus Family of Funds.
Class A Shares.  Class A shares of the Fund will be subject to a maximum front-end sales charge of 5.75% charged to an investor on the purchase of Class A shares.  Certain investors will be eligible to purchase Class A shares of the Fund at net asset value, without a front-end sales charge, or with a reduced front-end sales charge.  There is no front-end sales charge for purchases of Class A shares of $1 million or more, but such shares will be subject to a contingent deferred sales charge ("CDSC") of 1.00% charged to an investor on the redemption of shares within one year of purchase.  The CDSC may be waived for certain investors.  Class A shares will be subject to an annual shareholder services fee of 0.25% of the value of the Fund's average daily net assets attributable to Class A shares pursuant to the Fund's Shareholder Services Plan.
Class C Shares.  Class C shares of the Fund will not be subject to a front-end sales charge, but will be subject to a CDSC of 1.00% charged to an investor on the redemption of Class C shares within one year of purchase.  Class C shares will be subject to a distribution plan (the "Distribution Plan") adopted pursuant to Rule 12b-1 under the 1940 Act, pursuant to which the Fund will pay the Fund's distributor (the "Distributor") a fee at the annual rate of 0.75% of the value of the Fund's average daily net assets attributable to Class C for distributing Class C shares.  Class C shares also will be subject to an annual shareholder services fee of 0.25% of the value of the Fund's average daily net assets attributable to Class C shares pursuant to the Shareholder Services Plan.
Class I Shares.  Class I shares of the Fund will not be subject to any front-end sales charge or CDSC, or to any distribution plan fees or shareholder services plan fees.  Class I shares will only be offered to institutional and other eligible investors.
Class Y Shares.  Class Y shares of the Fund will not be subject to any front-end sales charge or CDSC, or to any distribution plan fees or shareholder services plan fees.  In addition, neither the Fund, BNY Mellon Fund Advisers, the Fund's investment adviser (the "Investment Adviser"), nor the Distributor or their affiliates will make any recordkeeping and sub-accounting services ("Recordkeeping") payments, nor will the Investment Adviser, Distributor or their affiliates provide any revenue sharing payments, with respect to Class Y shares (Recordkeeping and revenue sharing payments may be made with respect to Class A, Class C and Class I shares).  Class Y shares will only be offered to certain institutional investors (and funds in the Dreyfus Family of Funds).
The Trust intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 58 in order to file certain exhibits, including a Certificate of Amendment, the Distribution Plan and certain related agreements, an amended Shareholder Services Plan, an amended Rule 18f-3 plan, an amended Administration Agreement, and the consents of the Trust's counsel and independent registered public accounting firm, and to make certain other revisions.  The Fund's Tandy certification is filed herewith.
Please telephone the undersigned at 212.806.6658, or Janna Manes of this office at 212.806.6141, if you have any questions.
Very truly yours,
/s/ Lisa Goldstein
 Lisa Goldstein
cc:                 David Stephens
Janna Manes

March 18, 2016

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  Patrick Scott
Re:	BNY Mellon Funds Trust (Registration Nos: 333-34844 and 811-09903)
Ladies and Gentlemen:
At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant acknowledges the following:
•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Sincerely,
BNY MELLON FUNDS TRUST

By:  /s/ Joseph Chioffi
       Joseph Chioffi
       Vice President